UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund                                                                                     as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 48.9% (1)

Principal Amount	Borrower/Tranche Description	Value
	Aerospace and Defense — 0.7%
	Alliant Tech Systems, Inc.
$760,500	Term Loan, 4.66%, Maturing March 31, 2009	$763,352
	CACI International, Inc.
1,357,812	Term Loan, 4.96%, Maturing May 3, 2011	1,373,937
	Hexcel Corp.
1,299,111	Term Loan, 5.26%, Maturing March 1, 2012	1,316,365
	K&F Industries, Inc.
2,945,950	Term Loan, 6.04%, Maturing November 18, 2012	2,990,507
	Standard Aero Holdings, Inc.
677,308	Term Loan, 5.72%, Maturing August 24, 2012	686,621
	Transdigm, Inc.
5,233,750	Term Loan, 5.80%, Maturing July 22, 2010	5,318,798
	Vought Aircraft Industries, Inc.
1,323,741	Term Loan, 5.99%, Maturing December 22, 2011	1,346,245
	Wyle Laboratories, Inc.
314,213	Term Loan, 5.96%, Maturing January 28, 2011	319,417
		$14,115,242
	Air Transport — 0.0%
	United Airlines, Inc.
990,438	DIP Loan, 7.96%, Maturing December 31, 2005	1,002,199
		$1,002,199
	Automotive — 2.3%
	Accuride Corp.
2,700,086	Term Loan, 5.65%, Maturing January 31, 2012	2,726,245
	Affina Group, Inc.
1,202,955	Term Loan, 6.40%, Maturing November 30, 2011	1,209,346
	Collins & Aikman Products Co.
2,206,938	Term Loan, 7.94%, Maturing August 31, 2011	1,814,418
	CSA Acquisition Corp.
1,020,290	Term Loan, 5.50%, Maturing December 23, 2011	1,021,565
646,335	Term Loan, 5.50%, Maturing December 23, 2011	647,143
	Dayco Products, LLC
2,948,964	Term Loan, 6.43%, Maturing June 23, 2011	2,975,691
	Exide Technologies
661,643	Term Loan, 6.81%, Maturing May 5, 2010	651,718
661,643	Term Loan, 8.56%, Maturing May 5, 2010	663,711
	Federal-Mogul Corp.
5,626,706	Term Loan, 7.24%, Maturing December 31, 2005	5,640,773
	Goodyear Tire & Rubber Co.
950,000	Term Loan, 4.67%, Maturing April 30, 2010	957,464
3,185,000	Term Loan, 6.32%, Maturing April 30, 2010	3,214,363
1,000,000	Term Loan, 7.07%, Maturing March 1, 2011	996,339

	HLI Operating Co., Inc.
$4,726,648	Term Loan, 6.77%, Maturing June 3, 2009	$4,778,641
800,000	Term Loan, 8.92%, Maturing June 3, 2010	812,000
	Key Automotive Group
1,117,113	Term Loan, 6.34%, Maturing June 29, 2010	1,122,698
	Metaldyne Corp.
1,764,766	Term Loan, 8.02%, Maturing December 31, 2009	1,740,059
	Plastech Engineered Products, Inc.
853,448	Term Loan, 8.24%, Maturing March 31, 2010	812,483
	R.J. Tower Corp.
1,880,000	DIP Revolving Loan, 6.63%, Maturing February 2, 2007	1,905,654
	Tenneco Automotive, Inc.
1,861,375	Term Loan, 5.54%, Maturing December 12, 2009	1,887,745
817,670	Term Loan, 5.59%, Maturing December 12, 2010	829,254
	TI Automotive, Ltd.
1,371,884	Term Loan, 6.91%, Maturing June 30, 2011	1,344,446
	Trimas Corp.
4,695,547	Term Loan, 6.90%, Maturing December 31, 2009	4,736,633
	TRW Automotive, Inc.
1,990,000	Term Loan, 4.94%, Maturing October 31, 2010	2,004,427
2,314,109	Term Loan, 5.25%, Maturing June 30, 2012	2,340,383
	United Components, Inc.
1,446,667	Term Loan, 5.75%, Maturing June 30, 2010	1,470,628
		$48,303,827
	Beverage and Tobacco — 0.7%
	Alliance One International, Inc.
962,588	Term Loan, 6.73%, Maturing May 13, 2010	981,238
	Constellation Brands, Inc.
5,669,283	Term Loan, 5.30%, Maturing November 30, 2011	5,764,164
	Culligan International Co.
1,200,000	Term Loan, 5.88%, Maturing September 30, 2011	1,217,250
	National Dairy Holdings, L.P.
329,175	Term Loan, 5.49%, Maturing March 15, 2012	333,907
	National Distribution Company
950,000	Term Loan, 9.96%, Maturing June 22, 2010	952,375
	Southern Wine & Spirits of America
4,330,144	Term Loan, 4.99%, Maturing May 31, 2012	4,368,933
	Sunny Delight Beverages Co.
444,706	Term Loan, 7.54%, Maturing August 20, 2010	448,041
		$14,065,908
	Building and Development — 3.6%
	AIMCO Properties, L.P.
1,550,000	Term Loan, 5.16%, Maturing November 2, 2009	1,568,406
4,500,000	Term Loan, 5.21%, Maturing November 2, 2009	4,568,908

	Biomed Realty, L.P.
$3,690,000	Term Loan, 5.59%, Maturing May 31, 2010	$3,694,612
	Custom Building Products, Inc.
897,750	Term Loan, 5.74%, Maturing October 29, 2011	903,922
	DMB/CHII, LLC
632,999	Term Loan, 5.79%, Maturing March 3, 2007	634,582
	Formica Corp.
78,280	Term Loan, 8.43%, Maturing June 10, 2010	78,671
97,011	Term Loan, 8.43%, Maturing June 10, 2010	97,496
189,694	Term Loan, 8.43%, Maturing June 10, 2010	190,642
275,846	Term Loan, 8.44%, Maturing June 10, 2010	277,225
	FT-FIN Acquisition, LLC
1,424,157	Term Loan, 7.88%, Maturing November 17, 2007	1,427,718
	General Growth Properties, Inc.
9,957,600	Term Loan, 5.49%, Maturing November 12, 2008	10,099,078
	Hovstone Holdings, LLC
1,485,000	Term Loan, 5.59%, Maturing February 28, 2009	1,488,712
	Landsource Communities, LLC
1,002,000	Term Loan, 5.94%, Maturing March 31, 2010	1,007,324
	LNR Property Corp.
5,272,239	Term Loan, 6.21%, Maturing February 3, 2008	5,327,312
1,500,000	Term Loan, 6.21%, Maturing February 3, 2008	1,500,937
	LNR Property Holdings
1,045,000	Term Loan, 7.71%, Maturing February 3, 2008	1,041,734
	MAAX Corp.
920,700	Term Loan, 5.99%, Maturing June 4, 2011	923,002
	Mueller Group, Inc.
2,355,725	Term Loan, 6.21%, Maturing April 23, 2011	2,376,337
	NCI Building Systems, Inc.
846,563	Term Loan, 5.41%, Maturing June 18, 2010	856,615
	Newkirk Master, L.P.
403,667	Term Loan, 7.95%, Maturing November 24, 2006	403,919
	Newkirk Tender Holdings, LLC
1,798,216	Term Loan, 7.99%, Maturing May 25, 2006	1,802,712
2,833,333	Term Loan, 9.49%, Maturing May 25, 2006	2,840,417
	Nortek, Inc.
2,034,625	Term Loan, 5.92%, Maturing August 27, 2011	2,054,971
	Panolam Industries Holdings, Inc.
1,024,060	Term Loan, 6.56%, Maturing December 3, 2010	1,031,741
1,357,809	Term Loan, 10.81%, Maturing June 3, 2011	1,388,360
	Ply Gem Industries, Inc.
799,005	Term Loan, 5.60%, Maturing February 12, 2011	801,002
314,130	Term Loan, 6.16%, Maturing February 12, 2011	314,915
2,137,743	Term Loan, 6.16%, Maturing February 12, 2011	2,143,088
	South Edge, LLC
612,500	Term Loan, 5.31%, Maturing October 31, 2007	615,435
2,287,500	Term Loan, 5.56%, Maturing October 31, 2009	2,310,375

	St. Marys Cement, Inc.
$1,974,950	Term Loan, 5.49%, Maturing December 4, 2010	$1,993,465
	Stile Acquisition Corp.
979,210	Term Loan, 5.66%, Maturing April 6, 2013	982,882
	Stile U.S. Acquisition Corp.
980,878	Term Loan, 5.66%, Maturing April 6, 2013	984,556
	Sugarloaf Mills, L.P.
1,000,000	Term Loan, 5.19%, Maturing April 7, 2007	1,005,000
2,000,000	Term Loan, 6.34%, Maturing April 7, 2007	2,000,000
	The Macerich Partnership, L.P.
1,505,000	Term Loan, 4.89%, Maturing July 30, 2007	1,506,881
1,465,000	Term Loan, 6.75%, Maturing April 25, 2010	1,470,494
	The Woodlands Community Property Co.
1,174,000	Term Loan, 5.59%, Maturing November 30, 2007	1,181,337
367,000	Term Loan, 7.59%, Maturing November 30, 2007	372,505
	Tousa/Kolter, LLC
2,330,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	2,341,650
	Tower Financing, LLC
2,750,000	Term Loan, 6.94%, Maturing April 8, 2008	2,753,437
	Trustreet Properties, Inc.
1,025,000	Term Loan, 5.34%, Maturing April 8, 2010	1,033,328
	Whitehall Street Real Estate, L.P.
2,254,693	Term Loan, 7.24%, Maturing September 11, 2006 (3)	2,290,993
		$73,686,696
	Business Equipment and Services — 1.1%
	Allied Security Holdings, LLC
812,560	Term Loan, 7.24%, Maturing June 30, 2010	826,779
	Baker & Taylor, Inc.
2,850,000	Term Loan, 10.16%, Maturing May 6, 2011	2,878,500
	DynCorp International, LLC
1,356,600	Term Loan, 6.06%, Maturing February 11, 2011	1,373,840
	Global Imaging Systems, Inc.
2,405,536	Term Loan, 4.92%, Maturing May 10, 2010	2,424,330
	Info USA, Inc.
756,875	Term Loan, 6.24%, Maturing June 9, 2010	758,767
	Iron Mountain, Inc.
2,662,649	Term Loan, 5.13%, Maturing April 2, 2011	2,691,605
1,990,000	Term Loan, 5.16%, Maturing April 2, 2011	2,012,801
	Language Line, Inc.
2,916,480	Term Loan, 7.90%, Maturing June 11, 2011	2,954,304
	Mitchell International, Inc.
422,510	Term Loan, 6.24%, Maturing August 13, 2011	429,244
990,000	Term Loan, 9.34%, Maturing August 15, 2012	1,014,750
	Protection One, Inc.
1,095,100	Term Loan, 6.35%, Maturing April 18, 2011	1,110,158

	Quintiles Transnational Corp.
$1,246,573	Term Loan, 5.24%, Maturing September 25, 2009	$1,253,585
	Transaction Network Services, Inc.
1,376,550	Term Loan, 5.41%, Maturing May 4, 2012	1,383,433
	Western Inventory Services
625,000	Term Loan, 10.23%, Maturing October 14, 2011	630,469
	Williams Scotsman, Inc.
1,000,000	Term Loan, 5.98%, Maturing June 27, 2010	1,013,125
		$22,755,690
	Cable and Satellite Television — 3.2%
	Adelphia Communications Corp.
3,670,546	DIP Loan, 5.38%, Maturing March 31, 2006	3,684,883
	Atlantic Broadband Finance, LLC
1,935,000	Term Loan, 6.11%, Maturing September 1, 2011	1,966,444
	Bragg Communication, Inc.
2,171,100	Term Loan, 5.82%, Maturing August 31, 2011	2,196,882
	Bresnan Communications, LLC
6,500,000	Term Loan, 6.89%, Maturing September 30, 2010	6,616,187
	Canadian Cable Acquisition Co., Inc.
495,000	Term Loan, 6.49%, Maturing July 30, 2011	502,580
	Cebridge Connections, Inc.
1,580,000	Term Loan, 9.39%, Maturing February 23, 2010	1,581,975
	Charter Communications Operating, LLC
13,125,931	Term Loan, 6.93%, Maturing April 27, 2011	13,090,767
	Insight Midwest Holdings, LLC
11,327,500	Term Loan, 5.63%, Maturing December 31, 2009	11,485,383
	MCC Iowa, LLC
3,720,000	Term Loan, 4.72%, Maturing March 31, 2010	3,702,795
2,470,084	Term Loan, 5.44%, Maturing February 3, 2014	2,502,848
	Mediacom Illinois, LLC
4,875,500	Term Loan, 5.72%, Maturing March 31, 2013	4,948,969
	NTL, Inc.
2,600,000	Term Loan, 6.41%, Maturing April 13, 2012	2,626,109
	Rainbow National Services, LLC
3,120,841	Term Loan, 6.13%, Maturing March 31, 2012	3,153,610
	UGS Corp.
4,990,118	Term Loan, 5.49%, Maturing March 31, 2012	5,064,970
	UPC Broadband Holdings B.V.
2,560,000	Term Loan, 6.25%, Maturing September 30, 2012	2,581,332
		$65,705,734
	Chemicals and Plastics — 2.2%
	Brenntag AG
2,475,000	Term Loan, 5.88%, Maturing December 9, 2011	2,506,432
	Carmeuse Lime, Inc.
740,625	Term Loan, 5.50%, Maturing May 2, 2011	746,180

	Celanese Holdings, LLC
$4,990,574	Term Loan, 5.74%, Maturing April 6, 2011 (2)	$5,082,590
	Hercules, Inc.
829,500	Term Loan, 5.31%, Maturing October 8, 2010	840,595
	Huntsman International, LLC
7,477,193	Term Loan, 5.75%, Maturing December 31, 2010	7,500,559
	Huntsman, LLC
2,092,657	Term Loan, 6.40%, Maturing March 31, 2010	2,100,505
	Innophos, Inc.
522,500	Term Loan, 5.55%, Maturing August 13, 2010	527,834
	Invista B.V.
4,441,024	Term Loan, 5.75%, Maturing April 29, 2011	4,515,966
1,926,813	Term Loan, 5.75%, Maturing April 29, 2011	1,959,328
	ISP Chemco, Inc.
1,481,250	Term Loan, 5.46%, Maturing March 27, 2011	1,499,766
	Kraton Polymer, LLC
2,676,696	Term Loan, 6.28%, Maturing December 23, 2010	2,720,192
	Mosaic Co.
1,556,100	Term Loan, 5.22%, Maturing February 21, 2012	1,577,739
	Nalco Co.
5,058,307	Term Loan, 5.65%, Maturing November 4, 2010	5,148,411
	Niagara Acquisition, Inc.
1,421,050	Term Loan, 5.50%, Maturing February 11, 2012	1,438,370
	Rockwood Specialties Group, Inc.
3,795,925	Term Loan, 5.93%, Maturing December 10, 2012	3,863,937
	Solo Cup Co.
3,422,837	Term Loan, 5.40%, Maturing February 27, 2011	3,466,478
	Wellman, Inc.
750,000	Term Loan, 7.21%, Maturing February 10, 2009	765,000
	Westlake Chemical Corp.
240,000	Term Loan, 5.85%, Maturing July 31, 2010	242,400
		$46,502,282
	Clothing/Textiles — 0.2%
	Propex Fabrics, Inc.
390,000	Term Loan, 5.74%, Maturing December 31, 2011	390,487
	SI Corp.
1,811,313	Term Loan, 7.49%, Maturing December 9, 2009	1,824,897
	St. John Knits International, Inc.
1,860,338	Term Loan, 6.00%, Maturing March 23, 2012	1,882,429
	The William Carter Co.
1,110,000	Term Loan, 5.24%, Maturing July 14, 2012	1,126,997
		$5,224,810
	Conglomerates — 1.4%
	Amsted Industries, Inc.
6,524,013	Term Loan, 6.12%, Maturing October 15, 2010	6,610,998

	Blount, Inc.
$976,071	Term Loan, 5.98%, Maturing August 9, 2010	$990,712
	Euramax International, Inc.
860,000	Term Loan, 5.88%, Maturing June 28, 2012	874,512
501,316	Term Loan, 10.55%, Maturing June 28, 2013	502,569
248,684	Term Loan, 10.55%, Maturing June 28, 2013	249,306
	Gentek, Inc.
638,400	Term Loan, 6.09%, Maturing February 25, 2011	640,874
875,000	Term Loan, 9.35%, Maturing February 25, 2012	835,187
	Goodman Global Holdings, Inc.
1,343,250	Term Loan, 5.88%, Maturing December 23, 2011	1,363,819
	Johnson Diversey, Inc.
2,420,747	Term Loan, 4.90%, Maturing November 30, 2009	2,445,332
1,275,000	Term Loan, 4.96%, Maturing November 30, 2009	1,288,547
	Penn Engineering & Manufacturing Corp.
625,000	Term Loan, 5.97%, Maturing May 25, 2011	631,250
	Polymer Group, Inc.
2,333,333	Term Loan, 6.73%, Maturing April 27, 2010	2,379,027
2,500,000	Term Loan, 9.73%, Maturing April 27, 2011	2,558,332
	PP Acquisition Corp.
4,552,267	Term Loan, 5.74%, Maturing November 12, 2011	4,584,510
	Rexnord Corp.
1,032,112	Term Loan, 6.80%, Maturing December 31, 2011	1,046,519
2,425,186	Term Loan, 6.80%, Maturing December 31, 2011	2,459,037
		$29,460,531
	Containers and Glass Products — 2.2%
	Berry Plastics Corp.
4,265,709	Term Loan, 5.60%, Maturing June 30, 2010	4,337,160
	BWAY Corp.
2,408,700	Term Loan, 5.75%, Maturing June 30, 2011	2,445,960
	Consolidated Container Holding, LLC
1,237,500	Term Loan, 6.69%, Maturing December 15, 2008	1,253,742
	Dr. Pepper/Seven Up Bottling Group, Inc.
3,544,585	Term Loan, 5.35%, Maturing December 19, 2010	3,598,640
	Graham Packaging Holdings Co.
4,477,500	Term Loan, 6.03%, Maturing October 7, 2011	4,552,592
3,000,000	Term Loan, 7.75%, Maturing April 7, 2012	3,094,374
	Graphic Packaging International, Inc.
11,268,591	Term Loan, 6.03%, Maturing August 8, 2009	11,434,104
	IPG (US), Inc.
1,265,438	Term Loan, 5.72%, Maturing July 28, 2011	1,288,637
	Owens-Illinois, Inc.
3,689,555	Term Loan, 5.12%, Maturing April 1, 2007	3,721,839
	Smurfit-Stone Container Corp.
652,032	Term Loan, 3.09%, Maturing November 1, 2010	663,035
1,644,498	Term Loan, 5.38%, Maturing November 1, 2011	1,671,736

$5,184,861	Term Loan, 5.47%, Maturing November 1, 2011	$5,270,737
	U.S. Can Corp.
1,481,250	Term Loan, 7.65%, Maturing January 15, 2010	1,488,656
		$44,821,212
	Cosmetics/Toiletries — 0.4%
	American Safety Razor Co.
997,500	Term Loan, 6.01%, Maturing February 28, 2012	1,009,969
	Church & Dwight Co., Inc.
4,023,657	Term Loan, 5.24%, Maturing May 30, 2011	4,070,601
	Prestige Brands, Inc.
1,752,813	Term Loan, 5.38%, Maturing April 7, 2011	1,771,801
	Revlon Consumer Products Corp.
1,461,250	Term Loan, 9.43%, Maturing July 9, 2010	1,514,220
		$8,366,591
	Drugs — 0.2%
	Warner Chilcott Corp.
3,220,165	Term Loan, 6.07%, Maturing January 18, 2012	3,258,405
1,297,569	Term Loan, 6.18%, Maturing January 18, 2012	1,312,978
599,441	Term Loan, 6.18%, Maturing January 18, 2012	606,559
		$5,177,942
	Ecological Services and Equipment — 0.7%
	Alderwoods Group, Inc.
645,365	Term Loan, 5.35%, Maturing September 29, 2009	654,037
	Allied Waste Industries, Inc.
1,614,394	Term Loan, 4.87%, Maturing January 15, 2010	1,626,200
4,229,611	Term Loan, 5.54%, Maturing January 15, 2012	4,263,537
	Envirocare of Utah, LLC
1,856,591	Term Loan, 6.11%, Maturing April 15, 2010	1,882,119
	Environmental Systems Products Holdings, Inc.
1,424,439	Term Loan, 6.94%, Maturing December 12, 2008	1,452,037
1,000,000	Term Loan, 13.50%, Maturing December 12, 2010	1,028,750
	IESI Corp.
1,764,706	Term Loan, 5.55%, Maturing January 20, 2012	1,791,177
	Sensus Metering Systems, Inc.
129,111	Term Loan, 6.02%, Maturing December 17, 2010	130,671
860,737	Term Loan, 6.02%, Maturing December 17, 2010	871,137
		$13,699,665
	Electronics/Electrical — 1.4%
	AMI Semiconductor, Inc.
1,401,488	Term Loan, 4.99%, Maturing April 1, 2012	1,409,662
	Communications & Power, Inc.
1,777,778	Term Loan, 5.38%, Maturing July 23, 2010	1,807,778
	Enersys Capital, Inc.
1,559,250	Term Loan, 5.34%, Maturing March 17, 2011	1,569,970

	Fairchild Semiconductor Corp.
$8,983,606	Term Loan, 5.35%, Maturing December 31, 2010	$9,084,672
	Invensys International Holdings Ltd.
4,027,061	Term Loan, 6.88%, Maturing September 5, 2009	4,087,467
	Rayovac Corp.
4,189,500	Term Loan, 5.48%, Maturing February 7, 2012	4,248,853
	Security Co., Inc.
990,000	Term Loan, 7.50%, Maturing June 30, 2010	998,662
500,000	Term Loan, 11.25%, Maturing June 30, 2011	506,875
	Telcordia Technologies, Inc.
2,628,413	Term Loan, 6.07%, Maturing September 15, 2012	2,623,484
	United Online, Inc.
304,000	Term Loan, 6.73%, Maturing December 13, 2008	305,520
	Vertafore, Inc.
1,498,200	Term Loan, 6.06%, Maturing December 22, 2010	1,507,564
500,000	Term Loan, 9.51%, Maturing December 22, 2011	507,500
	Viasystems, Inc.
746,250	Term Loan, 7.64%, Maturing September 30, 2009	753,712
		$29,411,719
	Equipment Leasing — 0.3%
	Ashtead Group, PLC
1,000,000	Term Loan, 5.56%, Maturing November 12, 2009	1,015,000
	Maxim Crane Works, L.P.
1,055,000	Term Loan, 8.94%, Maturing January 28, 2012	1,099,837
	United Rentals, Inc.
565,000	Term Loan, 3.34%, Maturing February 14, 2011	573,239
2,789,688	Term Loan, 5.73%, Maturing February 14, 2011	2,826,651
		$5,514,727
	Farming/Agriculture — 0.0%
	Central Garden & Pet Co.
596,974	Term Loan, 5.19%, Maturing May 15, 2009	604,436
		$604,436
	Financial Intermediaries — 0.7%
	Coinstar, Inc.
657,650	Term Loan, 5.55%, Maturing July 7, 2011	667,515
	Corrections Corp. of America
1,269,545	Term Loan, 5.35%, Maturing March 31, 2008	1,290,176
	Fidelity National Information Solutions, Inc.
7,788,000	Term Loan, 5.10%, Maturing March 9, 2013	7,813,031
	Refco Group Ltd., LLC
3,099,250	Term Loan, 5.48%, Maturing August 5, 2011	3,119,395
	Wackenhut Corrections Corp.
1,208,184	Term Loan, 5.98%, Maturing July 9, 2009	1,223,286
		$14,113,403

	Food Products — 1.7%
	Acosta Sales Co., Inc.
$1,588,000	Term Loan, 5.35%, Maturing August 13, 2010	$1,610,332
	American Seafoods Holdings, LLC
2,328,649	Term Loan, 6.74%, Maturing March 31, 2009	2,345,387
	Atkins Nutritional, Inc.
1,825,000	Term Loan, 8.25%, Maturing November 26, 2009 (4)	1,168,000
	Chiquita Brands, LLC
1,325,000	Term Loan, 5.84%, Maturing June 28, 2012	1,347,359
	Del Monte Corp.
962,588	Term Loan, 5.18%, Maturing February 8, 2012	975,462
	Doane Pet Care Co.
2,615,238	Term Loan, 7.41%, Maturing November 5, 2009	2,665,364
	Dole Food Co., Inc.
1,295,316	Term Loan, 5.18%, Maturing April 18, 2012	1,311,305
	Herbalife International, Inc.
496,650	Term Loan, 5.37%, Maturing December 21, 2010	500,375
	Interstate Brands Corp.
625,000	Term Loan, 7.40%, Maturing July 19, 2006	621,875
3,884,640	Term Loan, 7.29%, Maturing July 19, 2007	3,867,159
	Merisant Co.
5,454,127	Term Loan, 6.93%, Maturing January 11, 2010	5,331,409
	Michael Foods, Inc.
1,146,673	Term Loan, 5.29%, Maturing November 21, 2010	1,166,740
3,000,000	Term Loan, 6.59%, Maturing November 21, 2011	3,076,875
	Pinnacle Foods Holdings Corp.
4,937,500	Term Loan, 6.76%, Maturing November 25, 2010	4,993,817
	Reddy Ice Group, Inc.
4,200,778	Term Loan, 5.99%, Maturing July 31, 2009	4,248,037
		$35,229,496
	Food Service — 1.0%
	AFC Enterprises, Inc.
1,950,000	Term Loan, 5.75%, Maturing May 11, 2011	1,974,375
	Arby’s Restaurant Group, Inc.
385,000	Term Loan, 5.73%, Maturing July 25, 2012	390,254
	Buffets, Inc.
418,182	Term Loan, 3.39%, Maturing June 28, 2009	421,318
2,084,522	Term Loan, 7.16%, Maturing June 28, 2009	2,100,156
	Burger King Corp.
1,070,000	Term Loan, 5.19%, Maturing June 30, 2012	1,087,945
	Carrols Corp.
621,875	Term Loan, 6.00%, Maturing December 31, 2010	631,332
	CKE Restaurants, Inc.
1,544,710	Term Loan, 5.50%, Maturing May 1, 2010	1,560,157
	Denny’s, Inc.
532,327	Term Loan, 6.72%, Maturing September 21, 2009	546,634

	Domino’s, Inc.
$6,978,878	Term Loan, 5.25%, Maturing June 25, 2010	$7,090,107
	Gate Gourmet Borrower, LLC
992,515	Term Loan, 9.66%, Maturing December 31, 2008	981,350
	Jack in the Box, Inc.
1,477,500	Term Loan, 5.18%, Maturing January 8, 2011	1,496,432
	Maine Beverage Co., LLC
928,125	Term Loan, 5.24%, Maturing March 31, 2013	925,805
	Ruth’s Chris Steak House, Inc.
788,762	Term Loan, 6.50%, Maturing March 11, 2011	790,734
	Weight Watchers International, Inc.
942,875	Term Loan, 5.11%, Maturing March 31, 2010	953,482
		$20,950,081
	Food/Drug Retailers — 0.7%
	Cumberland Farms, Inc.
4,101,099	Term Loan, 5.22%, Maturing September 8, 2008	4,124,168
1,735,977	Term Loan, 5.25%, Maturing September 8, 2008	1,740,317
	General Nutrition Centers, Inc.
1,018,317	Term Loan, 6.50%, Maturing December 7, 2009	1,029,348
	Rite Aid Corp.
1,960,188	Term Loan, 5.11%, Maturing September 22, 2009	1,978,972
	The Jean Coutu Group (PJC), Inc.
2,977,500	Term Loan, 5.94%, Maturing July 30, 2011	3,028,677
	The Pantry, Inc.
2,066,646	Term Loan, 5.74%, Maturing March 12, 2011	2,097,645
		$13,999,127
	Forest Products — 0.9%
	Appleton Papers, Inc.
2,375,660	Term Loan, 5.64%, Maturing June 11, 2010	2,399,417
	Boise Cascade Holdings, LLC
5,045,696	Term Loan, 5.25%, Maturing October 29, 2011	5,128,006
	Escanaba Timber, LLC
700,000	Term Loan, 6.00%, Maturing May 2, 2008	713,125
	Koch Cellulose, LLC
551,114	Term Loan, 4.84%, Maturing May 7, 2011	558,348
1,789,160	Term Loan, 4.84%, Maturing May 7, 2011	1,812,643
	NewPage Corp.
3,100,000	Term Loan, 6.38%, Maturing May 2, 2011	3,162,000
	RLC Industries Co.
2,143,904	Term Loan, 4.99%, Maturing February 24, 2010	2,155,517
	Xerium Technologies, Inc.
2,335,000	Term Loan, 5.07%, Maturing May 18, 2012	2,370,756
		$18,299,812

	Healthcare — 2.8%
	Accredo Health, Inc.
$3,216,093	Term Loan, 5.24%, Maturing June 30, 2011	$3,228,153
	Alliance Imaging, Inc.
2,274,402	Term Loan, 5.87%, Maturing December 29, 2011	2,308,518
	AMR HoldCo, Inc.
852,863	Term Loan, 5.67%, Maturing February 10, 2012	866,988
	Colgate Medical, Ltd.
697,980	Term Loan, 5.48%, Maturing December 30, 2008	705,396
	Community Health Systems, Inc.
11,764,119	Term Loan, 5.07%, Maturing August 19, 2011	11,936,910
	Concentra Operating Corp.
4,530,865	Term Loan, 6.01%, Maturing June 30, 2009	4,595,996
	Conmed Corp.
1,341,213	Term Loan, 5.71%, Maturing December 31, 2009	1,357,769
	Cross Country Healthcare, Inc.
929,299	Term Loan, 6.60%, Maturing June 5, 2009	936,268
	Encore Medical IHC, Inc.
1,608,750	Term Loan, 6.40%, Maturing October 4, 2010	1,631,876
	Envision Worldwide, Inc.
1,289,167	Term Loan, 8.56%, Maturing September 30, 2010	1,295,613
	FHC Health Systems, Inc.
1,857,143	Term Loan, 8.91%, Maturing December 18, 2009	1,875,714
1,300,000	Term Loan, 11.91%, Maturing December 18, 2009	1,313,000
	Hanger Orthopedic Group, Inc.
493,718	Term Loan, 6.99%, Maturing September 30, 2009	500,507
	Healthcare Partners, LLC
444,375	Term Loan, 5.82%, Maturing March 2, 2011	448,263
	Healthsouth Corp.
1,000,000	Term Loan, 5.98%, Maturing June 14, 2007	1,013,594
280,000	Term Loan, 3.09%, Maturing March 21, 2010	283,806
	Kinetic Concepts, Inc.
1,941,681	Term Loan, 5.24%, Maturing August 11, 2009	1,964,738
	Knowledge Learning Corp.
4,128,000	Term Loan, 5.99%, Maturing January 7, 2012	4,158,960
	Leiner Health Products, Inc.
1,113,750	Term Loan, 6.38%, Maturing May 27, 2011	1,131,848
	Lifepoint Hospitals, Inc.
4,425,300	Term Loan, 5.01%, Maturing April 15, 2012	4,470,345
	Magellan Health Services, Inc.
409,722	Term Loan, 5.86%, Maturing August 15, 2008	415,868
277,778	Term Loan, 6.06%, Maturing August 15, 2008	281,597
	Medcath Holdings Corp.
495,000	Term Loan, 5.50%, Maturing July 2, 2011	500,569
	National Mentor, Inc.
835,160	Term Loan, 5.73%, Maturing September 30, 2011	846,122

	Select Medical Holding Corp.
$2,069,812	Term Loan, 5.04%, Maturing February 24, 2012	$2,080,809
	Sunrise Medical Holdings, Inc.
1,999,773	Term Loan, 6.70%, Maturing May 13, 2010	2,002,273
	Talecris Biotherapeutics, Inc.
1,192,013	Term Loan, 6.54%, Maturing March 31, 2010	1,194,993
	Team Health, Inc.
1,731,125	Term Loan, 6.24%, Maturing March 23, 2011	1,731,125
	Vanguard Health Holding Co., LLC
1,265,438	Term Loan, 6.74%, Maturing September 23, 2011	1,287,583
	VWR International, Inc.
1,189,933	Term Loan, 6.14%, Maturing April 7, 2011	1,205,924
		$57,571,125
	Home Furnishings — 1.2%
	General Binding Corp.
2,081,946	Term Loan, 7.92%, Maturing January 15, 2008	2,085,850
	Interline Brands, Inc.
3,406,793	Term Loan, 5.74%, Maturing December 31, 2010	3,449,378
	Jarden Corp.
3,369,112	Term Loan, 5.47%, Maturing January 24, 2012	3,401,301
	Juno Lighting, Inc.
768,000	Term Loan, 6.98%, Maturing November 21, 2010	771,840
	Knoll, Inc.
2,836,706	Term Loan, 6.44%, Maturing September 30, 2011	2,882,802
	Sealy Mattress Co.
2,888,053	Term Loan, 5.13%, Maturing April 6, 2012	2,916,934
	Simmons Co.
4,920,659	Term Loan, 5.82%, Maturing December 19, 2011	4,967,814
	Termpur-Pedic, Inc.
4,900,000	Term Loan, 5.74%, Maturing June 30, 2009	4,952,063
		$25,427,982
	Industrial Equipment — 0.7%
	Alliance Laundry Holdings, LLC
570,375	Term Loan, 5.59%, Maturing January 27, 2012	579,644
	Chart Industries, Inc.
1,400,410	Term Loan, 6.94%, Maturing September 15, 2009	1,403,911
	Colfax Corp.
2,295,572	Term Loan, 5.75%, Maturing November 30, 2011	2,318,528
	Flowserve Corp.
1,994,185	Term Loan, 6.22%, Maturing June 30, 2009	2,007,480
	Gleason Corp.
508,728	Term Loan, 6.28%, Maturing July 27, 2011	514,239
1,243,750	Term Loan, 10.00%, Maturing January 31, 2012	1,265,516
	Itron, Inc.
367,913	Term Loan, 5.28%, Maturing December 17, 2010	372,282

	Mainline, L.P.
$782,889	Term Loan, 5.82%, Maturing December 17, 2011	$786,803
	MTD Products, Inc.
990,000	Term Loan, 5.13%, Maturing June 1, 2010	998,662
	National Waterworks, Inc.
3,719,388	Term Loan, 5.99%, Maturing November 22, 2009	3,770,529
	SPX Corp.
260,615	Term Loan, 5.50%, Maturing March 31, 2008	261,266
		$14,278,860
	Insurance — 0.8%
	Alliant Resources Group, Inc.
1,584,000	Term Loan, 6.88%, Maturing August 31, 2011	1,595,880
	CCC Information Services Group
1,098,898	Term Loan, 6.24%, Maturing August 20, 2010	1,115,381
	Conseco, Inc.
5,850,496	Term Loan, 6.99%, Maturing June 22, 2010	5,907,784
	Hilb, Rogal & Hobbs Co.
1,964,874	Term Loan, 5.75%, Maturing December 15, 2011	1,980,838
	U.S.I. Holdings Corp.
5,880,000	Term Loan, 6.18%, Maturing August 11, 2008	5,905,725
		$16,505,608
	Leisure Goods/Activities/Movies — 2.4%
	24 Hour Fitness Worldwide, Inc.
2,020,000	Term Loan, 6.78%, Maturing June 8, 2012	2,053,457
	Alliance Atlantis Communications, Inc.
716,205	Term Loan, 5.27%, Maturing December 20, 2011	727,396
	AMF Bowling Worldwide, Inc.
1,600,371	Term Loan, 6.58%, Maturing August 27, 2009	1,613,875
	Cinemark, Inc.
1,975,000	Term Loan, 5.18%, Maturing March 31, 2011	2,003,144
	Fender Musical Instruments Co.
830,000	Term Loan, 7.71%, Maturing March 30, 2012	840,375
	Loews Cineplex Entertainment Corp.
4,303,583	Term Loan, 5.64%, Maturing July 30, 2011	4,338,885
	Metro-Goldwyn-Mayer Holdings
10,875,000	Term Loan, 5.74%, Maturing April 8, 2012	11,005,500
	Regal Cinemas Corp.
9,065,863	Term Loan, 5.24%, Maturing November 10, 2010	9,173,520
	Six Flags Theme Parks, Inc.
8,254,718	Term Loan, 6.16%, Maturing June 30, 2008	8,378,539
	Universal City Development Partners, Ltd.
2,129,300	Term Loan, 5.46%, Maturing June 9, 2011	2,157,690
	WMG Acquisition Corp.
900,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	877,782
7,157,433	Term Loan, 5.45%, Maturing February 28, 2011	7,235,399

	Yankees Holdings & YankeeNets, LLC
$455,714	Term Loan, 5.53%, Maturing June 25, 2007	$459,132
		$50,864,694
	Lodging and Casinos — 2.0%
	Alliance Gaming Corp.
5,893,429	Term Loan, 6.77%, Maturing September 5, 2009	5,907,243
	Ameristar Casinos, Inc.
579,251	Term Loan, 5.50%, Maturing December 20, 2006	586,974
2,569,723	Term Loan, 5.50%, Maturing December 31, 2006	2,603,985
	Argosy Gaming Co.
2,382,000	Term Loan, 6.75%, Maturing June 30, 2011	2,389,939
	Boyd Gaming Corp.
4,935,150	Term Loan, 4.94%, Maturing June 30, 2011	4,990,157
	CNL Hospitality Partners, L.P.
481,605	Term Loan, 5.85%, Maturing October 13, 2006	482,809
	CNL Resort Hotel, L.P.
1,790,000	Term Loan, 6.56%, Maturing August 18, 2006	1,794,475
	Globalcash Access, LLC
949,442	Term Loan, 5.74%, Maturing March 10, 2010	965,068
	Isle of Capri Casinos, Inc.
2,507,400	Term Loan, 5.19%, Maturing February 4, 2012	2,537,567
	Marina District Finance Co., Inc.
2,835,750	Term Loan, 4.99%, Maturing October 14, 2011	2,861,153
	Pinnacle Entertainment, Inc.
1,690,104	Term Loan, 0.00%, Maturing August 27, 2010 (2)	1,697,498
1,565,000	Term Loan, 6.49%, Maturing August 27, 2010	1,588,475
	Resorts International Holdings, LLC
1,762,315	Term Loan, 5.99%, Maturing April 26, 2012	1,785,446
1,059,675	Term Loan, 9.07%, Maturing April 26, 2013	1,067,788
	Seminole Tribe of Florida
650,000	Term Loan, 5.38%, Maturing September 30, 2011	660,562
	Venetian Casino Resort, LLC
846,241	Term Loan, 0.00%, Maturing June 15, 2011 (2)	855,761
4,104,268	Term Loan, 5.24%, Maturing June 15, 2011	4,159,967
	Wyndham International, Inc.
297,414	Term Loan, 3.58%, Maturing May 10, 2011	298,901
3,144,705	Term Loan, 6.63%, Maturing May 10, 2011	3,166,718
	Wynn Las Vegas, LLC
1,410,000	Term Loan, 5.62%, Maturing December 14, 2011	1,427,096
		$41,827,582
	Nonferrous Metals/Minerals — 0.8%
	Compass Minerals Group, Inc.
679,346	Term Loan, 5.92%, Maturing November 28, 2009	686,140
	Foundation Coal Corp.
1,638,298	Term Loan, 5.54%, Maturing July 30, 2011	1,668,105

	ICG, LLC
$1,488,750	Term Loan, 6.10%, Maturing November 5, 2010	$1,512,321
	International Mill Service, Inc.
2,000,000	Term Loan, 9.24%, Maturing October 26, 2011	2,030,000
	Magnequench, Inc.
832,372	Term Loan, 10.88%, Maturing September 30, 2009	832,372
1,600,000	Term Loan, 14.38%, Maturing December 31, 2009	1,600,000
	Murray Energy Corp.
977,550	Term Loan, 6.49%, Maturing January 28, 2010	984,271
	Novelis, Inc.
1,624,519	Term Loan, 4.96%, Maturing January 6, 2012	1,647,872
2,824,038	Term Loan, 4.96%, Maturing January 6, 2012	2,864,634
	Trout Coal Holdings, LLC
498,750	Term Loan, 5.99%, Maturing March 23, 2011	500,075
1,600,000	Term Loan, 8.50%, Maturing March 23, 2012	1,608,501
		$15,934,291
	Oil and Gas — 2.5%
	Coffeyville Resources, LLC
850,000	Term Loan, 10.31%, Maturing June 24, 2013	880,281
	Dresser Rand Group, Inc.
1,439,100	Term Loan, 5.45%, Maturing October 29, 2011	1,461,811
	Dresser, Inc.
1,631,252	Term Loan, 5.99%, Maturing March 31, 2007	1,648,923
	Dynegy Holdings, Inc.
4,405,500	Term Loan, 7.34%, Maturing May 28, 2010	4,441,753
	El Paso Corp.
3,269,875	Term Loan, 5.27%, Maturing November 23, 2009	3,302,829
3,737,728	Term Loan, 6.24%, Maturing November 23, 2009	3,787,660
	Energy Transfer Company, L.P.
1,940,000	Term Loan, 6.47%, Maturing June 16, 2012	1,967,645
	Getty Petroleum Marketing, Inc.
3,117,104	Term Loan, 6.49%, Maturing May 19, 2010	3,156,068
	Kerr-McGee Corp.
2,850,000	Term Loan, 5.71%, Maturing May 24, 2007	2,871,375
5,180,000	Term Loan, 5.79%, Maturing May 24, 2011	5,275,654
	LB Pacific, L.P.
1,092,263	Term Loan, 6.15%, Maturing March 3, 2012	1,107,964
	Lyondell-Citgo Refining, L.P.
2,962,581	Term Loan, 5.51%, Maturing May 21, 2007	3,008,872
	Sprague Energy Corp.
5,500,000	Revolving Loan, 5.68%, Maturing August 10, 2007 (2)	5,486,250
	Universal Compression, Inc.
1,165,000	Term Loan, 5.24%, Maturing February 15, 2012 (2)	1,181,200
	Williams Production RMT Co.
12,191,689	Term Loan, 5.64%, Maturing May 30, 2008	12,328,846
		$51,907,131

	Publishing — 2.6%
	American Media Operations, Inc.
$2,277,028	Term Loan, 6.25%, Maturing April 1, 2007	$2,307,863
	CBD Media, LLC
1,608,129	Term Loan, 5.84%, Maturing December 31, 2009	1,633,256
	Dex Media East, LLC
4,430,212	Term Loan, 5.08%, Maturing May 8, 2009	4,494,450
	Dex Media West, LLC
7,896,018	Term Loan, 5.13%, Maturing March 9, 2010	8,014,909
	Freedom Communications Holdings, Inc.
2,076,863	Term Loan, 4.83%, Maturing May 18, 2012	2,102,045
	Herald Media, Inc.
306,900	Term Loan, 5.56%, Maturing July 22, 2011	309,585
625,000	Term Loan, 8.99%, Maturing January 22, 2012	631,641
	Lamar Media Corp.
925,000	Term Loan, 4.63%, Maturing March 7, 2009	930,011
1,492,500	Term Loan, 5.06%, Maturing June 30, 2010	1,510,970
	Liberty Group Operating, Inc.
1,452,921	Term Loan, 5.63%, Maturing February 28, 2012	1,467,753
	Merrill Communications, LLC
1,488,961	Term Loan, 5.99%, Maturing February 9, 2009	1,501,989
	Morris Publishing Group, LLC
2,925,000	Term Loan, 5.00%, Maturing September 30, 2010	2,955,166
4,477,500	Term Loan, 5.25%, Maturing March 31, 2011	4,532,072
	Nebraska Book Co., Inc.
948,000	Term Loan, 5.88%, Maturing March 4, 2011	961,035
	Newspaper Holdings, Inc.
2,300,000	Term Loan, 5.15%, Maturing August 24, 2011	2,307,907
	R.H. Donnelley Corp.
1,256,161	Term Loan, 5.21%, Maturing December 31, 2009	1,271,602
4,943,798	Term Loan, 5.20%, Maturing June 30, 2011	5,017,006
	Source Media, Inc.
1,922,824	Term Loan, 5.74%, Maturing August 30, 2012	1,952,868
250,000	Term Loan, 8.87%, Maturing August 30, 2012	254,297
	SP Newsprint Co.
1,305,204	Term Loan, 3.43%, Maturing January 9, 2010	1,315,809
554,712	Term Loan, 5.74%, Maturing January 9, 2010	563,379
	Sun Media Corp.
2,563,021	Term Loan, 5.68%, Maturing February 7, 2009	2,598,263
	Xerox Corp.
4,500,000	Term Loan, 5.24%, Maturing September 30, 2008	4,539,375
		$53,173,251
	Radio and Television — 1.9%
	Adams Outdoor Advertising, L.P.
2,513,535	Term Loan, 5.64%, Maturing October 15, 2011	2,552,809

	ALM Media Holdings, Inc.
$1,167,075	Term Loan, 5.99%, Maturing March 5, 2010	$1,169,993
	Block Communications, Inc.
740,305	Term Loan, 5.74%, Maturing November 30, 2009	747,245
	CanWest Media, Inc.
2,500,020	Term Loan, 5.64%, Maturing August 15, 2009	2,535,438
	DirecTV Holdings, LLC
4,210,000	Term Loan, 4.91%, Maturing April 13, 2013	4,258,491
	Emmis Operating Co.
5,547,125	Term Loan, 5.13%, Maturing November 10, 2011	5,612,304
	Entravision Communications Co.
1,160,000	Term Loan, 4.84%, Maturing February 27, 2012	1,171,841
	Gray Television, Inc.
3,300,000	Term Loan, 5.01%, Maturing December 31, 2012	3,323,720
	NEP Supershooters, L.P.
1,648,008	Term Loan, 11.48%, Maturing August 3, 2011	1,631,528
	Nexstar Broadcasting, Inc.
2,167,263	Term Loan, 5.24%, Maturing October 1, 2012	2,183,518
2,287,737	Term Loan, 5.24%, Maturing October 1, 2012	2,309,660
	PanAmSat Corp.
5,714,914	Term Loan, 5.65%, Maturing August 20, 2011	5,810,879
	Raycom TV Broadcasting, Inc.
2,350,000	Term Loan, 5.50%, Maturing February 24, 2012	2,373,500
	Spanish Broadcasting System
1,500,000	Term Loan, 7.03%, Maturing June 10, 2013	1,521,563
	Susquehanna Media Co.
1,995,000	Term Loan, 5.30%, Maturing March 9, 2012	2,019,938
	Young Broadcasting, Inc.
890,000	Term Loan, 5.64%, Maturing November 3, 2012	899,271
		$40,121,698
	Rail Industries — 0.3%
	Kansas City Southern Railway Co.
766,150	Term Loan, 5.16%, Maturing March 30, 2008	778,121
	Railamerica, Inc.
4,396,576	Term Loan, 5.56%, Maturing September 29, 2011	4,471,683
519,723	Term Loan, 5.56%, Maturing September 29, 2011	528,601
		$5,778,405
	Retailers (Except Food and Drug) — 1.4%
	American Achievement Corp.
628,286	Term Loan, 6.00%, Maturing March 25, 2011	634,176
	Amscan Holdings, Inc.
980,100	Term Loan, 6.34%, Maturing April 30, 2012	989,901
	Coinmach Laundry Corp.
4,402,881	Term Loan, 6.40%, Maturing July 25, 2009	4,460,668

	FTD, Inc.
$811,327	Term Loan, 5.74%, Maturing February 28, 2011	$822,482
	Harbor Freight Tools USA, Inc.
2,332,379	Term Loan, 5.78%, Maturing July 15, 2010	2,362,699
	Home Interiors & Gifts, Inc.
1,104,384	Term Loan, 8.38%, Maturing March 31, 2011	1,054,226
	Josten’s Corp.
2,588,750	Term Loan, 5.94%, Maturing October 4, 2010	2,630,817
	Mapco Express, Inc.
735,000	Term Loan, 6.21%, Maturing April 28, 2011	747,863
	Movie Gallery, Inc.
1,285,000	Term Loan, 6.49%, Maturing April 27, 2011	1,298,252
	Oriental Trading Co., Inc.
5,117,596	Term Loan, 6.00%, Maturing August 4, 2010	5,149,581
	Rent-A-Center, Inc.
2,564,786	Term Loan, 5.34%, Maturing June 30, 2010	2,595,563
	Riddell Bell Holdings, Inc.
496,250	Term Loan, 5.99%, Maturing September 30, 2011	503,591
	Savers, Inc.
769,357	Term Loan, 6.41%, Maturing August 4, 2009	775,127
1,000,000	Term Loan, 10.48%, Maturing August 4, 2010	1,017,500
	Travelcenters of America, Inc.
3,710,000	Term Loan, 5.09%, Maturing November 30, 2008	3,756,954
		$28,799,400
	Surface Transport — 0.3%
	Horizon Lines, LLC
975,150	Term Loan, 5.99%, Maturing July 7, 2011	989,371
	NFIL Holdings Corp.
523,810	Term Loan, 5.34%, Maturing February 27, 2010	531,667
1,333,161	Term Loan, 5.48%, Maturing February 27, 2010	1,351,492
	Sirva Worldwide, Inc.
2,441,176	Term Loan, 6.45%, Maturing December 1, 2010	2,359,805
		$5,232,335
	Telecommunications — 2.3%
	Alaska Communications Systems Holdings, Inc.
2,100,000	Term Loan, 5.49%, Maturing February 1, 2011	2,131,718
	American Tower, L.P.
5,336,625	Term Loan, 4.96%, Maturing August 31, 2011	5,403,333
	Centennial Cellular Operating Co., LLC
3,806,837	Term Loan, 5.68%, Maturing February 9, 2011	3,869,037
	Consolidated Communications, Inc.
2,098,439	Term Loan, 5.77%, Maturing July 27, 2015	2,132,539
	Fairpoint Communications, Inc.
2,450,000	Term Loan, 5.55%, Maturing February 8, 2012	2,485,219

	Hawaiian Telcom Communications, Inc.
$905,000	Term Loan, 5.73%, Maturing October 31, 2012	$918,151
	Intelsat Ltd.
995,001	Term Loan, 5.25%, Maturing July 28, 2011	1,005,324
	Iowa Telecommunications Services, Inc.
2,458,000	Term Loan, 5.50%, Maturing November 23, 2011	2,495,253
	Metrocall, Inc. & Arch Wireless Operating
105,814	Term Loan, 5.93%, Maturing November 16, 2006	106,608
	NTelos, Inc.
1,810,900	Term Loan, 5.99%, Maturing February 18, 2011	1,817,012
	Qwest Corp.
5,000,000	Term Loan, 8.10%, Maturing June 4, 2007	5,171,485
	SBA Senior Finance, Inc.
2,768,909	Term Loan, 5.55%, Maturing October 31, 2008	2,813,327
	Spectrasite Communications, Inc.
3,579,015	Term Loan, 4.91%, Maturing May 19, 2012	3,616,670
	Stratos Global Corp.
1,646,000	Term Loan, 5.74%, Maturing December 3, 2010	1,664,004
	Triton PCS, Inc.
2,751,175	Term Loan, 6.74%, Maturing November 18, 2009	2,768,370
	Valor Telecom Enterprise, LLC
2,610,000	Term Loan, 5.49%, Maturing February 14, 2012	2,644,723
	Westcom Corp.
976,563	Term Loan, 6.43%, Maturing December 17, 2010	983,887
1,000,000	Term Loan, 10.68%, Maturing May 17, 2011	1,022,500
	Western Wireless Corp.
5,359,500	Term Loan, 6.90%, Maturing May 28, 2011	5,378,162
		$48,427,322
	Utilities — 1.3%
	Allegheny Energy Supply Co., LLC
3,518,104	Term Loan, 5.18%, Maturing March 8, 2011	3,569,556
	Cellnet Technology, Inc.
710,000	Term Loan, 6.68%, Maturing April 26, 2012	710,000
	Cogentrix Delaware Holdings, Inc.
2,067,146	Term Loan, 5.24%, Maturing January 14, 2012	2,093,633
	Covanta Energy Corp.
1,263,252	Term Loan, 3.36%, Maturing June 24, 2012	1,282,990
1,021,748	Term Loan, 6.46%, Maturing June 24, 2012	1,039,629
875,000	Term Loan, 8.96%, Maturing June 24, 2013	876,641
	KGen, LLC
967,575	Term Loan, 6.12%, Maturing August 5, 2011	962,737
	NRG Energy, Inc.
2,091,996	Term Loan, 3.39%, Maturing December 24, 2011	2,118,332
2,647,450	Term Loan, 5.37%, Maturing December 24, 2011	2,680,779

	Pike Electric, Inc.
$1,365,946	Term Loan, 5.63%, Maturing July 1, 2012	$1,383,021
1,029,093	Term Loan, 5.69%, Maturing July 1, 2012	1,041,957
	Plains Resources, Inc.
1,347,515	Term Loan, 5.49%, Maturing December 17, 2010	1,362,674
	Reliant Energy, Inc.
1,783,905	Term Loan, 6.07%, Maturing December 22, 2010	1,806,343
	Texas Genco, LLC
1,593,089	Term Loan, 5.40%, Maturing December 14, 2011	1,618,835
3,837,669	Term Loan, 5.41%, Maturing December 14, 2011	3,899,689
		$26,446,816
	Total Senior, Floating Rate Interests (identified cost $1,005,062,371)	$1,013,307,630

Mortgage Pass-Throughs — 48.8%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$2,238	3.368%, with maturity at 2025 (5)	$2,279,136
1,402	6.00%, with maturity at 2026	1,441,201
26,853	6.50%, with various maturities to 2025	27,994,932
160,271	7.00%, with various maturities to 2027	167,925,205
1,438	7.13%, with maturity at 2023	1,529,349
52,877	7.50%, with various maturities to 2028	56,574,675
1,941	7.65%, with maturity at 2022	2,091,111
497	7.70%, with maturity at 2022	537,170
27,478	8.00%, with various maturities to 2030	29,909,670
31,495	8.50%, with various maturities to 2031	34,494,326
265	8.75%, with maturity at 2010	278,400
10,275	9.00%, with various maturities to 2031	11,284,371
8,928	9.50%, with various maturities to 2025	9,990,561
4,278	10.00%, with various maturities to 2022	4,867,533
2,826	10.50%, with various maturities to 2021	3,225,106
160	11.00%, with maturity at 2015	178,783
273	11.50%, with various maturities to 2020	308,619
2,678	12.00%, with various maturities to 2020	3,087,437
1,041	12.50%, with various maturities to 2015	1,207,846
451	13.00%, with maturity at 2015	531,473
34	13.50%, with maturity at 2014	38,839
162	14.00%, with maturity at 2014	195,820
		$359,971,563
	Federal National Mortgage Assn.:
11,408	3.669%, with maturity at 2036 (5)	11,528,276
9,210	4.796%, with maturity at 2022	9,573,134

$1,135	6.00%, with maturity at 2023	$1,168,129
101,128	6.50%, with various maturities to 2029 (6)	105,231,152
1,103	6.75%, with maturity at 2023	1,159,345
70,583	7.00%, with various maturities to 2028 (6)	74,591,513
19,423	7.50%, with various maturities to 2028	20,816,449
22,015	8.00%, with various maturities to 2029	23,843,119
144	8.25%, with maturity at 2018	156,857
6,138	8.416%, with maturity at 2027	6,762,758
14,367	8.50%, with various maturities to 2028	15,741,028
1,908	8.616%, with maturity at 2029	2,106,972
3,135	8.651%, with maturity at 2028	3,436,890
2,928	8.80%, with maturity at 2027	3,220,948
23,112	9.00%, with various maturities to 2026	25,530,857
1,316	9.296%, with maturity at 2024	1,448,850
9,756	9.50%, with various maturities to 2030	10,898,634
5,227	10.00%, with various maturities to 2021	5,963,812
3,539	10.272%, with maturity at 2025	4,039,436
3,917	10.305%, with maturity at 2019	4,414,405
5,135	10.50%, with various maturities to 2025	5,857,321
1,708	11.00%, with various maturities to 2020	1,954,336
146	11.25%, with maturity at 2016	166,258
4,350	11.50%, with various maturities to 2021	5,024,788
14	11.75%, with maturity at 2014	16,929
678	12.00%, with various maturities to 2016	792,489
527	12.50%, with various maturities to 2015	611,166
611	13.00%, with various maturities to 2015	719,573
196	13.50%, with various maturities to 2017	233,417
82	14.50%, with maturity at 2014	99,644
		$347,108,485
	Government National Mortgage Assn.:
8,319	6.00%, with maturity at 2024 (6)	8,559,455
66,983	6.50%, with various maturities to 2024 (6)	69,849,564
12,597	7.00%, with various maturities to 2024	13,315,506
39,536	8.00%, with various maturities to 2025 (6)	42,773,489
3,661	8.50%, with various maturities to 2022	4,017,276
17,064	9.00%, with various maturities to 2026	18,909,207
23,868	9.50%, with various maturities to 2026 (6)	26,804,818
1,622	10.00%, with maturity at 2019	1,865,664
		$186,094,979
	Collateralized Mortgage Obligations:
1,134	Federal Home Loan Mortgage Corp., 7.00%, 6/15/29	1,193,632
5,292	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	5,534,749
8,394	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	8,779,964

$6,634	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	$6,865,182
1,373	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	1,404,032
3,135	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,540,856
4,300	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	4,436,738
1,014	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	1,106,366
986	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	1,090,421
1,996	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	2,204,387
541	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	591,329
457	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	498,956
2,199	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	2,443,164
794	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	845,423
435	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	459,024
802	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	851,980
1,643	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,724,440
6,515	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	6,984,083
3,303	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	3,512,574
3,108	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	3,273,617
4,298	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	4,547,107
9,647	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	10,220,878
7,083	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	7,618,565
7,343	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	7,740,900
4,307	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	4,559,527
5,728	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	6,079,199

$1,423	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	$1,508,873
2,315	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	2,500,532
5,012	Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, 8/25/23	5,255,260
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,240,844
2,864	Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,889,639
		$119,502,241
	Total Mortgage Pass-Throughs (identified cost $1,028,293,446)	$1,012,677,268

Corporate Bonds & Notes — 50.1%

	Aerospace and Defense — 0.6%
	Argo Tech Corp., Sr. Notes
1,815	9.25%, 6/1/11	1,987,425
	Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	2,060,812
	BE Aerospace, Sr. Sub. Notes, Series B
660	8.00%, 3/1/08	664,950
	Sequa Corp.
5,350	8.875%, 4/1/08	5,818,125
	Standard Aero Holdings, Inc., Sr. Sub. Notes
325	8.25%, 9/1/14 (7)	344,500
	Vought Aircraft Industries, Inc., Sr. Notes
1,000	8.00%, 7/15/11	995,000
		$11,870,812
	Air Transport — 0.4%
	American Airlines
3,615	7.80%, 10/1/06	3,472,957
525	8.608%, 4/1/11	505,081
	AMR Corp.
2,935	9.00%, 8/1/12	2,362,675
	Delta Air Lines
199	7.779%, 11/18/05	71,764
2,171	9.50%, 11/18/08 (7)	1,725,945
	Northwest Airlines, Inc.
445	8.875%, 6/1/06	304,825
		$8,443,247
	Automotive — 2.6%
	Altra Industrial Motion, Inc.
665	9.00%, 12/1/11 (7)	631,750

	Commercial Vehicle Group, Inc., Sr. Notes
$1,100	8.00%, 7/1/13 (7)	$1,155,000
	Dana Credit Corp.
1,125	8.375%, 8/15/07 (7)	1,164,324
	Delphi Corp.
4,630	6.55%, 6/15/06	4,566,337
	Ford Motor Credit Co.
13,520	7.875%, 6/15/10	13,659,472
	General Motors Acceptance Corp.
575	6.125%, 9/15/06	578,944
4,450	7.00%, 2/1/12	4,281,652
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,080	9.75%, 11/1/13	1,107,000
	Metaldyne, Inc., Sr. Notes
2,790	10.00%, 11/1/13 (7)	2,469,150
	Tenneco Automotive, Global Shares, Series B
10,855	10.25%, 7/15/13	12,428,975
	Tenneco Automotive, Inc.
2,680	8.625%, 11/15/14	2,814,000
	TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,508,750
	TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,543,500
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,024,650
	Visteon Corp., Sr. Notes
2,025	8.25%, 8/1/10	1,964,250
		$54,897,754
	Brokers/Dealers/Investment Houses — 0.3%
	CB Richard Ellis Services, Inc., Sr. Notes
695	9.75%, 5/15/10	776,662
	CB Richard Ellis Services, Inc., Sr. Sub. Notes
2,600	11.25%, 6/15/11	2,905,500
	E*Trade Financial Corp., Sr. Notes
3,035	8.00%, 6/15/11	3,239,862
		$6,922,024
	Building and Development — 1.6%
	Coleman Cable, Inc., Sr. Notes
1,060	9.875%, 10/1/12 (7)	948,700
	Dayton Superior Corp., Sr. Notes
7,170	10.75%, 9/15/08	7,492,650
	MAAX Corp., Sr. Sub. Notes
1,150	9.75%, 6/15/12	1,098,250
	Mueller Group, Inc., Sr. Sub. Notes
2,625	10.00%, 5/1/12	2,821,875

	Mueller Holdings, Inc., Disc. Notes
$1,440	14.75%, 4/15/14	$1,058,400
	Nortek, Inc., Sr. Sub Notes
5,715	8.50%, 9/1/14	5,593,556
	NTK Holdings, Inc., Sr. Disc. Notes
2,575	10.75%, 3/1/14 (7)	1,480,625
	Ply Gem Industries, Inc., Sr. Sub. Notes
2,895	9.00%, 2/15/12	2,547,600
	RMCC Acquisition Co., Sr. Sub. Notes
3,495	9.50%, 11/1/12 (7)	3,477,525
	WCI Communities, Inc., Sr. Sub. Notes
6,000	7.875%, 10/1/13	6,142,500
		$32,661,681
	Business Equipment and Services — 2.4%
	Aearo Co. I, Sr. Sub. Notes
1,665	8.25%, 4/15/12	1,681,650
	FTI Consulting, Sr. Notes
1,090	7.625%, 6/15/13 (7)	1,113,162
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
2,430	9.25%, 2/15/13 (7)	2,296,350
	Muzak LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,718,437
	Neff Rental/Neff Finance
3,080	11.25%, 6/15/12 (7)	3,203,200
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
4,885	9.875%, 8/15/11	5,190,312
	NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK)
4,814	11.75%, 1/1/12	4,705,836
	Quintiles Transnational Corp., Sr. Sub. Notes
9,690	10.00%, 10/1/13	10,852,800
	Safety Products Holdings, Sr. Notes (PIK)
985	11.75%, 1/1/12 (7)	977,612
	Sungard Data Systems, Inc., Sr. Notes
7,220	9.125%, 8/15/13 (7)	7,535,875
	Sungard Data Systems, Inc., Sr. Sub. Notes
4,815	10.25%, 8/15/15 (7)	5,013,619
	Williams Scotsman, Inc., Sr. Notes
1,515	10.00%, 8/15/08	1,658,925
		$48,947,778
	Cable and Satellite Television — 3.2%
	Adelphia Communications Corp.
2,500	10.25%, 6/15/11	2,265,625
	CCO Holdings LLC / CCO Capital Corp., Sr. Notes
2,000	8.75%, 11/15/13	2,010,000

	Charter Communications Holdings II, LLC, Sr. Notes
$4,535	10.25%, 9/15/10	$4,705,062
	Charter Communications Holdings, LLC, Sr. Disc. Notes
1,125	11.75%, 1/15/10	939,375
	Charter Communications Holdings, LLC, Sr. Notes
2,520	10.25%, 1/15/10	2,022,300
	Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., Sr. Notes
2,605	11.125%, 1/15/11	2,090,512
	CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,085,087
5,000	8.125%, 7/15/09	5,175,000
3,300	6.75%, 4/15/12 (7)	3,209,250
	CSC Holdings, Inc., Sr. Notes, Series B
1,140	7.625%, 4/1/11	1,154,250
	CSC Holdings, Inc., Sr. Sub. Notes
3,130	10.50%, 5/15/16	3,419,525
	Insight Communications, Sr. Disc. Notes
16,450	12.25%, 2/15/11	16,820,125
	Kabel Deutschland GMBH
4,965	10.625%, 7/1/14 (7)	5,511,150
	Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12 (7)	1,990,012
	Rainbow National Services, LLC, Sr. Sub. Debs.
6,905	10.375%, 9/1/14 (7)	7,940,750
	UGS Corp.
3,130	10.00%, 6/1/12	3,489,950
		$65,827,973
	Chemicals and Plastics — 3.2%
	Acetex Corp., Sr. Notes
3,000	10.875%, 8/1/09	3,180,000
	Avecia Investments Ltd.
121	11.00%, 7/1/09	124,479
	Aventine Renewable Energy Holdings, Inc., Variable Rate
1,385	9.41%, 12/15/11 (7)	1,364,225
	BCP Crystal Holdings Corp., Sr. Sub Notes
3,172	9.625%, 6/15/14	3,600,220
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,765	9.00%, 7/15/14 (7)	1,833,394
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
3,357	10.50%, 10/1/14	2,433,825
	Equistar Chemical, Sr. Notes
7,000	10.625%, 5/1/11	7,840,000
	Huntsman Advanced Materials, Sr. Notes
905	11.00%, 7/15/10	1,033,962

	Huntsman International
$6,000	9.875%, 3/1/09	$6,442,500
	Huntsman LLC
4,426	11.625%, 10/15/10	5,222,680
	Innophos, Inc., Sr. Sub. Notes
720	8.875%, 8/15/14 (7)	743,400
	Koppers, Inc.
1,835	9.875%, 10/15/13	2,009,325
	Lyondell Chemical Co.
995	11.125%, 7/15/12	1,133,056
	Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,194,720
	Nalco Co., Sr. Sub. Notes
2,960	8.875%, 11/15/13 (7)	3,241,200
	OM Group, Inc.
11,180	9.25%, 12/15/11	11,459,500
	Polyone Corp., Sr. Notes
2,490	10.625%, 5/15/10	2,689,200
25	8.875%, 5/1/12	25,187
	Polypore, Inc., Sr. Sub Notes
390	8.75%, 5/15/12	379,275
	PQ Corp.
1,125	7.50%, 2/15/13 (7)	1,130,625
	Rhodia SA, Sr. Notes
3,945	10.25%, 6/1/10	4,270,462
	Rockwood Specialties Group, Sr. Sub. Notes
1,360	10.625%, 5/15/11	1,513,000
	Solo Cup Co., Sr. Sub. Notes
2,870	8.50%, 2/15/14	2,762,375
		$66,626,610
	Clothing/Textiles — 1.8%
	GFSI, Inc., Sr. Sub. Notes, Series B
270	9.625%, 3/1/07	247,050
	Levi Strauss & Co., Sr. Notes
7,070	12.25%, 12/15/12	7,971,425
2,590	9.75%, 1/15/15	2,732,450
	Levi Strauss & Co., Sr. Notes, Variable Rate
2,575	8.254%, 4/1/12	2,587,875
	Oxford Industries, Inc., Sr. Notes
9,690	8.875%, 6/1/11	10,440,975
	Perry Ellis International, Inc., Sr. Sub. Notes
4,605	8.875%, 9/15/13	4,708,612
	Phillips Van-Heusen, Sr. Notes
1,700	7.25%, 2/15/11	1,797,750
2,500	8.125%, 5/1/13	2,718,750

	Quiksilver, Inc., Sr. Notes
$3,500	6.875%, 4/15/15 (7)	$3,543,750
		$36,748,637
	Conglomerates — 0.6%
	Amsted Industries, Inc., Sr. Notes
7,150	10.25%, 10/15/11 (7)	7,757,750
	Goodman Global Holdings, Sr. Notes, Variable Rate
1,570	6.41%, 6/15/12 (7)	1,585,700
	Spectrum Brands, Inc.
2,765	7.375%, 2/1/15	2,744,262
		$12,087,712
	Containers and Glass Products — 1.8%
	Anchor Glass Container Corp.
5,000	11.00%, 2/15/13	3,100,000
	Crown Euro Holdings SA
20,495	10.875%, 3/1/13	24,132,862
	Graphic Packaging International Corp., Sr. Sub. Notes
3,265	9.50%, 8/15/13	3,362,950
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,235	8.50%, 8/1/14	3,186,993
	Pliant Corp. (PIK)
2,361	11.625%, 6/15/09 (7)	2,568,110
	Pliant Corp., Sr. Notes
940	11.125%, 9/1/09	911,800
	US Can Corp., Sr. Notes
820	10.875%, 7/15/10	877,400
		$38,140,115
	Cosmetics/Toiletries — 0.1%
	Del Laboratories, Inc., Sr. Sub Notes
1,780	8.00%, 2/1/12	1,450,700
		$1,450,700
	Ecological Services and Equipment — 0.4%
	Allied Waste North America, Series B
4,480	8.875%, 4/1/08	4,748,800
	Waste Services, Inc., Sr. Sub. Notes
3,530	9.50%, 4/15/14 (7)	3,547,650
		$8,296,450
	Electronics/Electrical — 1.2%
	Advanced Micro Devices, Inc.
7,830	7.75%, 11/1/12	7,967,025
	Amkor Technologies, Inc., Sr. Notes
2,135	7.125%, 3/15/11	1,873,462
8,380	7.75%, 5/15/13	7,164,900

	CPI Holdco, Inc., Sr. Notes, Variable Rate
$1,320	8.83%, 2/1/15	$1,274,254
	L-3 Communications Corp., Sr. Sub. Notes
1,105	6.375%, 10/15/15 (7)	1,124,337
	Sanmina-SCI Corp., Sr. Notes
5,000	10.375%, 1/15/10	5,575,000
	Stratus Technologies, Inc., Sr. Notes
775	10.375%, 12/1/08	786,625
		$25,765,603
	Equipment Leasing — 0.3%
	United Rentals North America, Inc.
745	6.50%, 2/15/12	728,237
	United Rentals North America, Inc., Sr. Sub. Notes
5,590	7.00%, 2/15/14	5,296,525
		$6,024,762
	Farming/Agriculture — 0.6%
	IMC Global, Inc.
6,775	11.25%, 6/1/11	7,520,250
	UAP Holding Corp., Sr. Disc. Notes
5,535	10.75%, 7/15/12	4,760,100
		$12,280,350
	Financial Intermediaries — 0.9%
	Alzette, Variable Rate
750	8.691%, 12/15/20 (7)	768,750
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	5.24%, 2/24/19 (7)	762,736
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	5.315%, 4/15/19 (7)	1,000,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	4.941%, 1/15/19 (7)	1,000,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	5.224%, 8/11/16 (7)	973,583
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Centurion CDO 9 Ltd., Series 2005-9A
500	0.00%, 7/17/19	500,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16 (7)	1,509,375
	Refco Finance Holdings
8,480	9.00%, 8/1/12	9,200,800
	Residential Capital Corp.
1,735	6.875%, 6/30/15 (7)	1,809,466
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.337%, 3/21/17 (7)	1,000,000
		$19,524,710

	Food Products — 0.6%
	American Seafood Group, LLC
$440	10.125%, 4/15/10	$474,100
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
4,240	11.50%, 11/1/11	3,095,200
	Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,394,312
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
4,160	8.25%, 12/1/13	3,806,400
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
1,119	9.50%, 4/1/11	1,202,925
		$11,972,937
	Food/Drug Retailers — 0.3%
	Rite Aid Corp.
3,730	7.125%, 1/15/07	3,767,300
2,170	8.125%, 5/1/10	2,248,662
		$6,015,962
	Forest Products — 2.7%
	Caraustar Industries, Inc.
425	7.375%, 6/1/09	428,187
	Caraustar Industries, Inc., Sr. Sub. Notes
5,820	9.875%, 4/1/11	5,950,950
	Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	18,346,125
	MDP Acquisitions/JSG Funding PLC, Sr. Notes
14,940	9.625%, 10/1/12	15,164,100
	Newark Group, Inc., Sr. Sub. Notes
2,795	9.75%, 3/15/14	2,585,375
	NewPage Corp.
7,855	10.00%, 5/1/12 (7)	8,012,100
	Norske Skog Canada Ltd., Sr. Notes, Series D
1,140	8.625%, 6/15/11	1,185,600
	Stone Container Corp., Sr. Notes
3,180	9.25%, 2/1/08	3,339,000
	Stone Container Finance Canada
1,150	7.375%, 7/15/14	1,101,125
		$56,112,562
	Healthcare — 3.1%
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
3,470	10.00%, 2/15/15 (7)	3,730,250
	CDRV Investors, Inc., Sr. Disc. Notes
4,145	9.625%, 1/1/15	2,134,675
	Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,490,000

	Healthsouth Corp.
$1,125	7.625%, 6/1/12	$1,108,125
	Healthsouth Corp., Sr. Notes
3,125	7.375%, 10/1/06	3,187,500
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12	3,095,625
	Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15 (7)	2,123,000
	Medical Device Manufacturing, Inc., Series B
2,645	10.00%, 7/15/12	2,856,600
	Medquest, Inc.
6,000	11.875%, 8/15/12	5,880,000
	National Mentor, Inc., Sr. Sub. Notes
2,470	9.625%, 12/1/12 (7)	2,624,375
	Rotech Healthcare, Inc.
3,675	9.50%, 4/1/12	3,969,000
	Service Corp. International, Sr. Notes
1,110	7.00%, 6/15/17 (7)	1,144,688
	Tenet Healthcare Corp., Sr. Notes
6,500	9.25%, 2/1/15 (7)	6,727,500
	US Oncology, Inc.
2,205	9.00%, 8/15/12	2,414,475
4,365	10.75%, 8/15/14	4,888,800
	Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
4,730	9.00%, 10/1/14	5,167,525
	Ventas Realty L.P./Capital Corp., Sr. Notes
1,600	7.125%, 6/1/15 (7)	1,700,000
	VWR International, Inc., Sr. Sub. Notes
3,270	8.00%, 4/15/14	3,163,725
		$63,405,863
	Home Furnishings — 0.1%
	Fedders North America, Inc.
2,585	9.875%, 3/1/14	1,848,275
		$1,848,275
	Industrial Equipment — 1.5%
	Case New Holland, Inc., Sr. Notes
7,695	9.25%, 8/1/11	8,368,313
	General Cable Corp., Sr. Notes
2,110	9.50%, 11/15/10	2,204,950
	Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,106,625
	Milacron Escrow Corp.
2,630	11.50%, 5/15/11	2,682,600
	National Waterworks, Inc., Series B
1,500	10.50%, 12/1/12	1,762,500

	Terex Corp.
$5,265	10.375%, 4/1/11	$5,712,525
	Thermadyne Holdings Corp., Sr. Sub. Notes
4,575	9.25%, 2/1/14	4,369,125
	Wesco Distribution, Inc.
4,327	9.125%, 6/1/08	4,402,723
		$30,609,361
	Leisure Goods/Activities/Movies — 2.0%
	Affinity Group, Inc., Sr. Sub. Notes
3,860	9.00%, 2/15/12	3,975,800
	AMC Entertainment, Inc., Sr. Sub. Notes
2,235	9.875%, 2/1/12	2,268,525
	LCE Acquisition Corp., Sr. Sub. Notes
7,895	9.00%, 8/1/14 (7)	7,737,100
	Marquee Holdings, Inc., Sr. Disc. Notes
5,965	12.00%, 8/15/14	3,698,300
	Samsonite Corp., Sr. Sub. Notes
3,680	8.875%, 6/1/11	3,983,600
	Universal City Development Partners, Sr. Notes
15,200	11.75%, 4/1/10	17,537,000
	Universal City Florida Holding, Sr. Notes
830	8.375%, 5/1/10	875,650
	Universal City Florida Holding, Sr. Notes, Variable Rate
1,845	7.96%, 5/1/10	1,937,250
		$42,013,225
	Lodging and Casinos — 2.8%
	CCM Merger, Inc.
2,700	8.00%, 8/1/13 (7)	2,764,125
	Chukchansi EDA, Sr. Notes
800	14.50%, 6/15/09 (7)	982,000
	Host Marriot L.P., Series O
445	6.375%, 3/15/15	442,775
	Inn of the Mountain Gods, Sr. Notes
5,230	12.00%, 11/15/10	6,060,263
	John Q Hamons Hotels/Finance, Series B
3,500	8.875%, 5/15/12	3,854,375
	Majestic Star Casino LLC
5,555	9.50%, 10/15/10	5,728,594
	Meristar Hospitality Operations/Finance
4,955	10.50%, 6/15/09	5,314,238
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,433,456
	OED Corp./Diamond Jo LLC
3,830	8.75%, 4/15/12	3,729,463

	Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
$475	10.75%, 2/1/12	$481,531
	Seneca Gaming Corp., Sr. Notes
2,840	7.25%, 5/1/12 (7)	2,960,700
	Station Casinos, Inc., Sr. Sub Notes
2,430	6.875%, 3/1/16 (7)	2,515,050
	Trump Entertainment Resorts, Inc.
11,720	8.50%, 6/1/15	11,954,400
	Waterford Gaming LLC, Sr. Notes
8,724	8.625%, 9/15/12 (7)	9,334,680
	Wynn Las Vegas LLC/Corp.
1,210	6.625%, 12/1/14	1,184,288
		$58,739,938
	Nonferrous Metals/Minerals — 0.4%
	Aleris International, Inc.
2,008	9.00%, 11/15/14	2,113,420
	Aleris International, Inc., Sr. Notes
1,115	10.375%, 10/15/09	1,234,863
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12	1,527,550
	Novelis, Inc., Sr. Notes
3,360	7.25%, 2/15/15 (7)	3,452,400
		$8,328,233
	Oil and Gas — 3.0%
	Clayton Williams Energy, Inc., Sr. Notes
1,110	7.75%, 8/1/13 (7)	1,112,775
	Coastal Corp.
345	7.50%, 8/15/06	355,350
	Coastal Corp., Sr. Debs.
2,305	9.625%, 5/15/12	2,581,600
	Dresser, Inc.
13,145	9.375%, 4/15/11	13,867,975
	Dynegy Holdings, Inc.
3,725	7.625%, 10/15/26	3,650,500
	Dynegy Holdings, Inc., Sr. Notes
2,480	10.125%, 7/15/13 (7)	2,839,600
	El Paso Corp.
1,515	6.95%, 12/15/07	1,547,194
	El Paso Corp., Sr. Notes
2,180	7.625%, 8/16/07 (7)	2,245,400
	El Paso Production Holding Co.
500	7.75%, 6/1/13	533,125
	Giant Industries
850	8.00%, 5/15/14	896,750

	Hanover Compressor Co., Sr. Sub. Notes
$6,755	0.00%, 3/31/07	$6,113,275
	Hanover Equipment Trust, Series B
675	8.75%, 9/1/11	723,938
	Inergy L.P./ Finance, Sr. Notes
3,980	6.875%, 12/15/14 (7)	3,920,300
	Ocean Rig Norway AS, Sr. Notes
1,120	8.375%, 7/1/13 (7)	1,176,000
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,200,200
	Premcor Refining Group, Sr. Sub. Notes
1,265	7.75%, 2/1/12	1,375,688
	Sonat, Inc.
5,000	7.625%, 7/15/11	5,175,000
	Transmontaigne, Inc., Sr. Sub. Notes
6,115	9.125%, 6/1/10	6,543,050
	United Refining Co., Sr. Notes
3,795	10.50%, 8/15/12	3,984,750
1,060	10.50%, 8/15/12 (7)	1,113,000
	Williams Cos., Inc. (The)
1,085	8.75%, 3/15/32	1,348,113
		$63,303,583
	Publishing — 1.8%
	Advanstar Communications, Inc.
6,980	10.75%, 8/15/10	7,957,200
	American Media Operations, Inc.
1,040	8.875%, 1/15/11	1,006,200
	American Media Operations, Inc., Series B
7,375	10.25%, 5/1/09	7,504,063
	CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,403,419
	Dex Media West LLC, Sr. Sub. Notes
4,565	9.875%, 8/15/13	5,226,925
	Houghton Mifflin Co., Sr. Disc. Notes
500	11.50%, 10/15/13 (7)	395,000
	Houghton Mifflin Co., Sr. Sub. Notes
3,805	9.875%, 2/1/13	4,166,475
	Jostens Holding Corp., Sr. Disc. Notes
1,250	10.25%, 12/1/13	906,250
	WDAC Subsidiary Corp., Sr. Notes
1,405	8.375%, 12/1/14 (7)	1,380,413
	Xerox Corp.
3,000	9.75%, 1/15/09	3,390,000
	Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,966,300
1,485	7.625%, 6/15/13	1,592,663
		$36,894,908

	Radio and Television — 1.7%
	CanWest Media, Inc.
$2,156	8.00%, 9/15/12	$2,299,018
	CanWest Media, Inc., Sr. Sub. Notes
11,000	10.625%, 5/15/11	12,045,000
	Echostar DBS Corp., Sr. Notes
10,000	6.754%, 10/1/08	10,275,000
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
3,000	9.314%, 6/15/12 (7)	3,018,750
	Fisher Communications, Inc., Sr. Notes
385	8.625%, 9/15/14	418,688
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
3,450	11.375%, 4/1/13	2,643,563
	Nextmedia Operating, Inc.
1,370	10.75%, 7/1/11	1,501,863
	PanAmSat Corp.
1,833	9.00%, 8/15/14	2,034,630
	XM Satellite Radio Holdings, Inc.
1,065	1.75%, 12/1/09	1,015,744
		$35,252,256
	Rail Industries — 0.2%
	Greenbrier Cos., Inc. (The), Sr. Notes
4,295	8.375%, 5/15/15 (7)	4,499,013
		$4,499,013
	Retailers (Except Food and Drug) — 0.2%
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,073,594
	Sonic Automotive, Inc., Sr. Sub. Notes
1,600	8.625%, 8/15/13	1,656,000
		$3,729,594
	Steel — 0.3%
	AK Steel Corp.
2,000	7.75%, 6/15/12	1,870,000
	Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,490,870
	Oregon Steel Mills, Inc.
1,140	10.00%, 7/15/09	1,242,600
		$5,603,470
	Surface Transport — 0.5%
	H-Lines Finance Holding, Sr. Disc. Notes
2,355	11.00%, 4/1/13 (7)	1,907,550
	Horizon Lines, LLC
5,035	9.00%, 11/1/12 (7)	5,425,213

	OMI Corp., Sr. Notes
$1,105	7.625%, 12/1/13	$1,131,244
	Quality Distribution LLC/QD Capital Corp.
775	9.00%, 11/15/10	717,844
	Quality Distribution LLC/QD Capital, Variable Rate
1,815	7.641%, 1/15/12 (7)	1,735,594
		$10,917,445
	Telecommunications — 4.6%
	AirGate PCS, Inc., Variable Rate
1,080	7.349%, 10/15/11	1,128,600
	Alamosa Delaware, Inc., Sr. Disc. Notes
1,855	12.00%, 7/31/09	2,079,919
	Alamosa Delaware, Inc., Sr. Notes
6,230	11.00%, 7/31/10	7,133,350
	American Tower, L.P., Sr. Notes
858	9.375%, 2/1/09	907,335
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
7,100	10.125%, 6/15/13	8,031,875
	Digicel Ltd., Sr. Notes
1,100	9.25%, 9/1/12 (7)	1,135,750
	Inmarsat Finance PLC
2,493	7.625%, 6/30/12	2,651,663
	Intelsat Bermuda Ltd., Sr. Notes
7,665	5.25%, 11/1/08	7,300,913
2,800	8.25%, 1/15/13 (7)	2,940,000
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
5,450	8.695%, 1/15/12 (7)	5,586,250
	IWO Escrow Co., Sr. Disc. Notes
2,230	10.75%, 1/15/15 (7)	1,605,600
	IWO Escrow Co., Variable Rate
575	7.349%, 1/15/12 (7)	589,375
	LCI International, Inc., Sr. Notes
4,695	7.25%, 6/15/07	4,624,575
	New Skies Satellites NV, Sr. Sub. Notes
550	9.125%, 11/1/12	569,250
	Paxson Communications Corp.
1,365	10.75%, 7/15/08	1,358,175
	Paxson Communications Corp., Variable Rate
3,000	6.349%, 1/15/10 (7)	3,015,000
	Qwest Capital Funding, Inc.
4,950	7.75%, 8/15/06	5,073,750
2,035	6.375%, 7/15/08	2,004,475
1,465	7.90%, 8/15/10	1,479,650
	Qwest Communications International, Inc.
1,370	7.25%, 2/15/11	1,342,600

	Qwest Communications International, Inc., Sr. Notes
$9,010	7.50%, 2/15/14 (7)	$8,739,700
	Qwest Corp.
2,000	8.875%, 3/15/12	2,200,000
	Qwest Corp., Sr. Notes
3,230	7.875%, 9/1/11	3,383,425
1,940	7.625%, 6/15/15 (7)	2,012,750
	Qwest Corp., Sr. Notes, Variable Rate
1,000	6.671%, 6/15/13 (7)	1,050,000
	Qwest Services Corp.
3,740	13.50%, 12/15/10	4,319,700
	Rogers Wireless, Inc.
490	7.50%, 3/15/15	537,775
	Rogers Wireless, Inc., Variable Rate
1,314	6.535%, 12/15/10	1,374,773
	Rural Cellular Corp., Variable Rate
2,000	7.51%, 3/15/10	2,085,000
	Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09 (7)	1,827,394
	UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,479,394
	Western Wireless, Sr. Notes
3,290	9.25%, 7/15/13	3,767,050
		$96,335,066
	Utilities — 2.3%
	AES Corp., Sr. Notes
4,500	8.75%, 6/15/08	4,860,000
6,000	9.50%, 6/1/09	6,720,000
4,005	8.75%, 5/15/13 (7)	4,455,563
945	9.00%, 5/15/15 (7)	1,058,400
	Calpine Corp., Sr. Notes
3,750	8.25%, 8/15/05	3,759,375
830	7.625%, 4/15/06	767,750
	Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,948,000
	NRG Energy, Inc., Sr. Notes
1,822	8.00%, 12/15/13	1,958,650
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,960,075
	Reliant Energy, Inc.
1,770	9.25%, 7/15/10	1,947,000
2,800	9.50%, 7/15/13	3,129,000
		$47,563,813
	Total Corporate Bonds & Notes (identified cost $1,002,813,099)	$1,039,662,422

Convertible Bonds — 0.3%

Principal Amount (000’s omitted)	Security	Value
$1,300	Amkor Technologies, Inc.	$1,248,000
1,995	L-3 Communications Corp. (3)(7)	2,039,888
1,155	Nortel Networks Ltd.	1,084,256
2,100	XM Satellite Radio, Inc. (7)	2,002,875
	Total Convertible Bonds (identified cost, $6,459,993)	$6,375,019

Common Stocks — 0.3%

Shares	Security	Value
1,061	Crown Castle International Corp. (8)	$23,082
5,510,000	Trump Atlantic City (3)(8)	212,135
346,245	Trump Entertainment Resorts, Inc. (8)	6,547,493
	Total Common Stocks (identified cost, $4,859,953)	$6,782,710

Convertible Preferred Stocks — 0.0%

10,058	Crown Castle International Corp., (PIK)	$500,385
	Total Convertible Preferred Stocks (identified cost, $480,158)	$500,385

Commercial Paper — 0.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$16,379,000	08/01/05	General Electric Capital Corp.	3.29%	$16,379,000
		Total Commercial Paper (at amortized cost)		$16,379,000

Short-Term Investments — 0.2%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$4,000,000	08/01/05	Investors Bank and Trust Company Time Deposit	3.30%	$4,000,000
Total Short-Term Investments (at amortized cost)				$4,000,000
Total Investments — 149.4% (identified cost $3,068,298,244)				$3,099,684,434
Less Unfunded Loan Commitments — (0.3)%				$(6,082,731)
Net Investments — 149.1% (identified cost $3,062,215,513)				$3,093,601,703
Other Assets, Less Liabilities — (10.5)%				$(219,097,906)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.6)%				$(800,272,889)
Net Assets Applicable to Common Shares — 100.0%				$2,074,230,908

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Defaulted security.
(5)		Adjustable rate mortgage.
(6)		All or a portion of these securities were on loan at July 31, 2005.

(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $214,087,671 or 10.3% of the Fund’s net assets.

(8)	Non-income producing security.

A summary of financial instruments at July 31, 2005 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized (Depreciation)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing Inc. dated 5/18/05 whereby the Fund will receive 2.4% per year times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(1,035)

At July 31, 2005, the Fund had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,072,216,177
Gross unrealized appreciation	$57,259,529
Gross unrealized depreciation	(29,791,272)
Net unrealized appreciation	$27,468,257

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 27, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	September 27, 2005